Related party transactions - Licensing revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related party transactions
Revenue	$ 119,911	$ 105,824	$ 216,934	$ 212,755
Licensing
Related party transactions
Revenue	3		9
Licensing | Vistrex Limited
Related party transactions
Revenue	$ 2		$ 9